September 13, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE:   RIVERSOURCE LIFE INSURANCE COMPANY ("COMPANY")
          ON BEHALF OF RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ("REGISTRANT") FILE NOS. 333-182361 AND 811-04298
          RiverSource(R) Variable Universal Life 5/RiverSource(R) Variable Universal Life 5-Estate Series

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable life insurance policies do not differ from those contained in Registrant's Pre-Effective Amendment No. 1 (Amendment). This Amendment was filed electronically on September 6, 2012 and declared effective on September 10, 2012.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177.

Sincerely,

/s/ Dixie Carroll
------------------------------------
Dixie Carroll
Assistant General Counsel and
    Assistant Secretary